UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Global Shareholder Yield Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsGlobal Shareholder Yield Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 95.1%		$2,093,569,127
(Cost $1,799,573,098)
Australia 3.3%		72,496,049
Commonwealth Bank of Australia	253,330	14,142,229
Sonic Healthcare, Ltd.	806,190	12,470,878
Telstra Corp., Ltd.	6,650,130	26,836,557
Westpac Banking Corp.	861,359	19,046,385
Canada 5.3%		116,617,611
Agrium, Inc.	140,250	12,650,550
BCE, Inc.	860,470	39,665,544
Rogers Communications, Inc., Class B	921,040	35,118,008
Shaw Communications, Inc., Class B	731,050	13,981,572
TELUS Corp.	479,554	15,201,937
France 6.8%		148,995,995
AXA SA	890,300	22,370,931
Sanofi	130,295	10,709,190
SCOR SE	443,320	14,832,456
Total SA	652,310	31,636,464
Unibail-Rodamco SE	107,665	28,956,397
Vinci SA	369,160	27,801,388
Vivendi SA	640,588	12,689,169
Germany 7.1%		156,992,263
Allianz SE	104,030	16,990,679
BASF SE	272,360	21,057,963
Daimler AG	356,475	24,368,987
Deutsche Post AG	717,630	20,946,283
Deutsche Telekom AG	906,565	16,114,667
Muenchener Rueckversicherungs-Gesellschaft AG	184,610	34,707,117
Siemens AG	211,710	22,806,567
Italy 1.7%		37,592,535
Terna Rete Elettrica Nazionale SpA	6,775,910	37,592,535
Netherlands 1.2%		27,640,997
Royal Dutch Shell PLC, ADR, Class A	570,035	27,640,997
Norway 2.8%		62,089,068
Orkla ASA	2,190,430	19,820,498
Statoil ASA	1,938,970	30,651,811
Yara International ASA	323,030	11,616,759
Singapore 1.3%		28,435,147
Singapore Exchange, Ltd.	2,381,351	13,415,394
Singapore Telecommunications, Ltd.	5,340,883	15,019,753
Spain 0.7%		14,579,164
Gas Natural SDG SA	736,470	14,579,164
Sweden 0.9%		18,854,518
Svenska Handelsbanken AB, A Shares	1,472,095	18,854,518
Switzerland 2.5%		55,445,592
Nestle SA	168,260	12,434,362
Roche Holding AG	56,955	14,959,576

2SEE NOTES TO FUND'S INVESTMENTS

Global Shareholder Yield Fund

	Shares	Value
Switzerland (continued)
Swisscom AG	58,843	$28,051,654
Taiwan 0.9%		18,853,450
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	762,680	18,853,450
United Kingdom 13.3%		292,405,278
AstraZeneca PLC, ADR	916,580	27,222,426
BAE Systems PLC	3,771,070	26,375,659
British American Tobacco PLC	504,860	30,711,829
Diageo PLC	574,500	15,589,196
GlaxoSmithKline PLC	1,506,410	31,482,255
Imperial Brands PLC	654,135	35,574,911
National Grid PLC	3,010,170	43,885,962
SSE PLC	1,014,235	22,476,066
Unilever PLC	455,095	20,729,472
Vodafone Group PLC	11,485,212	38,357,502
United States 47.3%		1,042,571,460
AbbVie, Inc.	297,655	18,731,429
Altria Group, Inc.	530,225	33,743,519
Ameren Corp.	538,385	26,676,977
Arthur J. Gallagher & Company	257,880	12,463,340
AT&T, Inc.	982,540	38,466,441
Automatic Data Processing, Inc.	162,870	14,306,501
BlackRock, Inc.	38,905	14,155,584
CenturyLink, Inc.	675,880	18,329,866
Cisco Systems, Inc.	580,900	16,875,145
CME Group, Inc.	179,100	17,532,099
Corrections Corp. of America	779,885	26,204,136
Duke Energy Corp.	466,898	36,525,431
Eaton Corp. PLC	260,600	16,060,771
Emerson Electric Company	294,920	15,341,738
Entergy Corp.	406,230	30,840,982
Enterprise Products Partners LP	512,130	14,216,729
Exxon Mobil Corp.	221,685	19,734,399
Iron Mountain, Inc.	981,710	36,068,025
Johnson & Johnson	128,485	14,478,975
Kimberly-Clark Corp.	184,590	23,450,314
Lockheed Martin Corp.	78,710	18,593,663
McDonald's Corp.	237,010	28,929,441
Merck & Company, Inc.	286,860	16,138,744
Microchip Technology, Inc.	339,310	17,535,541
Microsoft Corp.	262,340	13,904,020
Occidental Petroleum Corp.	402,605	30,372,521
People's United Financial, Inc.	977,140	15,516,983
PepsiCo, Inc.	138,480	14,010,022
Pfizer, Inc.	399,010	13,845,647
Philip Morris International, Inc.	398,130	39,287,468
PPL Corp.	1,119,220	43,134,739
Regal Entertainment Group, Class A	792,630	16,669,009
Reynolds American, Inc.	676,744	33,634,177
RR Donnelley & Sons Company	1,184,330	19,292,736
TECO Energy, Inc.	573,590	15,796,669
Texas Instruments, Inc.	334,780	20,287,668

SEE NOTES TO FUND'S INVESTMENTS3

Global Shareholder Yield Fund

			Shares	Value
United States (continued)
	The Coca-Cola Company		296,720	$13,233,712
	The Dow Chemical Company		481,305	24,719,825
	The Procter & Gamble Company		199,995	16,207,595
	The Southern Company		359,150	17,756,376
	United Parcel Service, Inc., Class B		159,200	16,411,928
	Verizon Communications, Inc.		714,794	36,383,015
	Waste Management, Inc.		269,660	16,435,777
	WEC Energy Group, Inc.		692,176	41,627,465
	Wells Fargo & Company		347,400	17,620,128
	Welltower, Inc.		595,330	41,024,190
	Yield (%)		Shares	Value
Short-term investments 1.5%				$32,948,201
(Cost $32,948,201)
Money market funds 1.5%				32,948,201
Fidelity Institutional Money Market Government Portfolio, Institutional Class	0.2400(Y	)	32,948,201	32,948,201
Total investments (Cost $1,832,521,299)† 96.6%				$2,126,517,328
Other assets and liabilities, net 3.4%				$75,338,064
Total net assets 100.0%				$2,201,855,392

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,838,436,491. Net unrealized appreciation aggregated to $288,080,837, of which $347,435,037 related to appreciated investment securities and $59,354,200 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-16:

Financials	16.5
Utilities	15.0
Consumer staples	14.0
Telecommunication services	14.0
Industrials	9.1
Health care	7.3
Energy	7.0
Information technology	4.6
Consumer discretionary	4.4
Materials	3.2
Short-term investments and other	4.9
Total	100.0

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$72,496,049	—	$72,496,049	—
Canada	116,617,611	$116,617,611	—	—
France	148,995,995	—	148,995,995	—
Germany	156,992,263	—	156,992,263	—
Italy	37,592,535	—	37,592,535	—
Netherlands	27,640,997	27,640,997	—	—
Norway	62,089,068	—	62,089,068	—
Singapore	28,435,147	—	28,435,147	—
Spain	14,579,164	—	14,579,164	—
Sweden	18,854,518	—	18,854,518	—
Switzerland	55,445,592	—	55,445,592	—
Taiwan	18,853,450	18,853,450	—	—
United Kingdom	292,405,278	27,222,426	265,182,852	—
United States	1,042,571,460	1,042,571,460	—	—
Short-term investments	32,948,201	32,948,201	—	—
Total investments in securities	$2,126,517,328	$1,265,854,145	$860,663,183	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	320Q1	05/16
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.		7/16

John Hancock

International Core Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsInternational Core Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 96.0%		$1,188,661,024
(Cost $1,208,475,475)
Australia 4.3%		52,614,316
Abacus Property Group	152,204	360,166
Adelaide Brighton, Ltd.	495,691	2,031,541
ASX, Ltd.	9,025	290,042
BT Investment Management, Ltd.	26,900	194,549
BWP Trust	146,768	383,513
Challenger, Ltd.	19,301	133,152
Charter Hall Retail REIT	76,997	266,759
CIMIC Group, Ltd.	52,003	1,402,874
Cromwell Property Group	340,206	257,943
Dexus Property Group	301,769	1,885,138
Downer EDI, Ltd.	593,784	1,674,292
Fairfax Media, Ltd.	1,802,131	1,195,164
Goodman Group	54,238	278,327
Investa Office Fund	291,429	894,039
IOOF Holdings, Ltd. (L)	51,492	306,407
Lend Lease Group	88,126	853,693
Macquarie Group, Ltd.	46,268	2,497,280
Mirvac Group	1,223,753	1,717,495
Nufarm, Ltd.	23,787	134,571
OZ Minerals, Ltd.	507,169	1,999,554
Pact Group Holdings, Ltd.	24,102	99,073
Scentre Group	3,023,239	10,169,070
Shopping Centres Australasia Property Group	113,165	184,608
Sigma Pharmaceuticals, Ltd.	61,761	54,824
Sonic Healthcare, Ltd.	81,554	1,261,551
Stockland	439,094	1,435,877
Telstra Corp., Ltd.	2,845,902	11,484,619
The GPT Group	573,046	2,225,085
The Star Entertainment Group, Ltd.	439,994	1,793,130
Thorn Group, Ltd.	170,181	178,719
Vicinity Centres	434,416	1,022,043
Westfield Corp. (I)	283,110	2,190,312
Woodside Petroleum, Ltd.	50,253	991,504
WorleyParsons, Ltd.	161,168	767,402
Austria 0.5%		6,594,019
Mayr Melnhof Karton AG	259	29,612
Oesterreichische Post AG (I)	24,031	860,528
OMV AG	130,997	3,637,859
voestalpine AG	60,351	2,066,020
Belgium 1.1%		13,741,061
Ageas	44,052	1,779,587
AGFA-Gevaert NV (I)	176,616	644,688
bpost SA	84,628	2,228,897
D'Ieteren SA	13,051	616,437
Delhaize Group	60,883	6,380,677
Orange Belgium SA (I)	14,415	345,854
Proximus	22,684	736,816
Umicore SA	20,033	1,008,105

2SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Canada 2.9%		$35,513,957
Air Canada (I)	140,800	1,033,976
Bank of Montreal	23,200	1,456,026
BCE, Inc.	93,400	4,305,510
Canadian Imperial Bank of Commerce	74,000	5,741,793
Canadian Tire Corp., Ltd., Class A	13,300	1,452,366
Cascades, Inc.	19,900	150,690
Celestica, Inc. (I)	30,100	319,971
Chorus Aviation, Inc.	9,600	45,901
CI Financial Corp. (L)	85,600	1,873,428
Laurentian Bank of Canada	4,900	188,736
Linamar Corp.	13,600	568,745
Magna International, Inc.	32,700	1,327,849
Martinrea International, Inc.	8,500	60,541
Metro, Inc.	278,200	9,425,726
Royal Bank of Canada	5,500	330,625
Russel Metals, Inc.	3,400	60,100
Sun Life Financial, Inc. (L)	72,700	2,518,042
Suncor Energy, Inc.	83,000	2,292,492
The North West Company, Inc.	8,700	198,169
Toromont Industries, Ltd.	22,300	626,308
Transcontinental, Inc., Class A	103,200	1,536,963
China 0.2%		1,843,706
Yangzijiang Shipbuilding Holdings, Ltd.	2,773,900	1,843,706
Denmark 1.1%		13,757,384
AP Moeller - Maersk A/S, Class B	2,186	2,811,013
Carlsberg A/S, B Shares	32,271	3,112,885
Dfds A/S	4,134	204,815
Novo Nordisk A/S, B Shares	128,406	7,186,059
Pandora A/S	2,978	442,612
Faroe Islands 0.1%		1,571,428
Bakkafrost P/F	40,549	1,571,428
Finland 1.1%		13,507,572
Fortum OYJ	76,675	1,149,770
Metso OYJ	1,112	26,126
Neste OYJ	127,329	4,287,640
Sampo OYJ, A Shares	4,489	199,850
Sponda OYJ	117,044	495,553
Stora Enso OYJ, R Shares	170,464	1,462,001
Tieto OYJ	47,747	1,309,693
UPM-Kymmene OYJ	237,875	4,576,939
France 9.4%		116,854,562
Alten SA	5,253	339,624
AXA SA (L)	1,120,150	28,146,466
BNP Paribas SA (L)	103,582	5,740,164
Cap Gemini SA	1,746	166,524
Christian Dior SE	42,587	6,949,841
Cie Generale des Etablissements Michelin (L)	49,906	5,074,988
CNP Assurances	24,076	408,600
Euler Hermes Group	2,654	228,243
Legrand SA, ADR	6,172	339,392

SEE NOTES TO FUND'S INVESTMENTS3

International Core Fund

	Shares	Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	5,191	$831,031
Metropole Television SA (L)	47,815	877,899
Rallye SA (L)	1,043	18,688
Rexel SA	85,388	1,306,087
SCOR SE	96,035	3,213,108
Societe BIC SA (L)	7,834	1,046,328
Societe Generale SA (L)	142,339	5,873,467
Suez Environnement Company	78,316	1,316,923
TOTAL SA (L)	865,437	41,972,937
TOTAL SA, ADR	10,200	494,904
Trigano SA	5,777	347,648
Valeo SA	16,057	2,425,185
Vivendi SA	491,529	9,736,515
Germany 10.8%		133,340,983
ADVA Optical Networking SE (I)	100,754	1,012,620
Allianz SE	175,922	28,732,425
Amadeus Fire AG	2,441	173,821
Aurubis AG	26,425	1,381,276
BASF SE	278,262	21,514,286
Bayerische Motoren Werke AG	114,232	9,652,776
Bechtle AG	3,549	394,120
Daimler AG	464,294	31,739,601
Deutsche Beteiligungs AG	7,917	247,421
Deutsche Lufthansa AG	492,503	6,906,844
Deutsche Telekom AG	380,803	6,768,973
Evonik Industries AG	62,484	1,842,519
Fraport AG Frankfurt Airport Services Worldwide (L)	8,697	498,083
Freenet AG	28,777	793,805
Hannover Rueck SE	29,936	3,374,272
HeidelbergCement AG	17,324	1,483,185
K+S AG (L)	106,108	2,618,655
Leoni AG (L)	22,376	746,796
Muenchener Rueckversicherungs-Gesellschaft AG	17,166	3,227,249
OSRAM Licht AG	2,866	152,706
ProSiebenSat.1 Media SE	119,616	6,017,873
Rheinmetall AG	1,809	124,309
RHOEN-KLINIKUM AG	33,076	1,015,224
Salzgitter AG	6,297	201,110
Software AG (L)	26,713	1,037,660
STADA Arzneimittel AG	31,590	1,683,374
Hong Kong 4.3%		52,859,802
BOC Hong Kong Holdings, Ltd.	1,620,500	4,989,415
Champion REIT	772,000	404,496
CK Hutchison Holdings, Ltd.	688,972	7,992,427
Dah Sing Banking Group, Ltd.	368,000	651,068
Dah Sing Financial Holdings, Ltd.	74,800	497,762
Hang Seng Bank, Ltd.	97,600	1,733,988
Henderson Land Development Company, Ltd.	100,000	606,661
HKT Trust & HKT, Ltd.	276,000	399,988
Hongkong Land Holdings, Ltd.	669,700	4,044,863
Hutchison Telecommunications Hong Kong Holdings, Ltd.	904,000	298,941

4SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Hong Kong (continued)
Hysan Development Company, Ltd.	500,000	$2,157,493
Kerry Properties, Ltd.	732,000	1,832,479
Link REIT	878,500	5,391,080
Luk Fook Holdings International, Ltd.	199,000	448,125
Man Wah Holdings, Ltd.	364,400	510,562
Pacific Textiles Holdings, Ltd.	564,000	679,912
PCCW, Ltd.	906,000	590,820
Shun Tak Holdings, Ltd.	994,000	310,172
Sino Land Company, Ltd.	402,000	614,855
SJM Holdings, Ltd.	2,721,000	1,746,490
SmarTone Telecommunications Holdings, Ltd.	244,000	398,988
Sun Hung Kai Properties, Ltd.	455,589	5,357,786
Swire Pacific, Ltd., Class A	289,000	3,115,706
Swire Properties, Ltd.	85,200	232,871
Techtronic Industries Company, Ltd.	297,500	1,194,694
Television Broadcasts, Ltd.	100,200	340,449
Texwinca Holdings, Ltd.	302,000	294,271
The Wharf Holdings, Ltd.	441,000	2,386,398
Value Partners Group, Ltd.	139,000	138,546
Wheelock & Company, Ltd.	508,000	2,287,403
Xinyi Glass Holdings, Ltd.	936,000	650,833
Yue Yuen Industrial Holdings, Ltd.	148,500	560,260
Ireland 0.1%		1,328,345
AerCap Holdings NV (I)	13,300	519,897
ICON PLC (I)	6,000	422,640
Smurfit Kappa Group PLC	14,134	385,808
Isle of Man 0.1%		1,347,528
Playtech PLC	109,506	1,347,528
Israel 1.8%		22,534,189
Bank Hapoalim BM	414,183	2,136,596
Bank Leumi Le-Israel BM (I)	990,699	3,632,531
Bezeq The Israeli Telecommunication Corp., Ltd.	690,965	1,334,906
Check Point Software Technologies, Ltd. (I)(L)	77,400	6,576,678
Harel Insurance Investments & Financial Services, Ltd.	61,628	224,402
Israel Discount Bank, Ltd., Class A (I)	743,715	1,234,145
Mizrahi Tefahot Bank, Ltd.	3,285	38,615
Partner Communications Company, Ltd. (I)	24,441	130,354
Teva Pharmaceutical Industries, Ltd.	138,228	7,179,279
Teva Pharmaceutical Industries, Ltd., ADR	900	46,683
Italy 2.9%		36,447,851
A2A SpA	878,188	1,251,841
ACEA SpA	30,488	446,298
Amplifon SpA	87,728	859,165
ASTM SpA	14,936	195,282
Banca Mediolanum SpA	297,924	2,497,952
Biesse SpA	3,123	44,534
Enel SpA	2,097,312	9,509,894
Eni SpA	815,339	12,434,665
EXOR SpA	30,659	1,163,726
Hera SpA	602,284	1,742,726

SEE NOTES TO FUND'S INVESTMENTS5

International Core Fund

	Shares	Value
Italy (continued)
Iren SpA	192,669	$353,774
Italmobiliare SpA	12,480	374,922
MARR SpA	20,171	399,194
Poste Italiane SpA (I)(S)	51,473	394,464
Recordati SpA	77,790	2,298,035
Reply SpA	3,873	564,582
Snam SpA	32,827	188,024
Societa Cattolica di Assicurazioni SCRL	101,469	695,822
Telecom Italia SpA (I)	1,090,652	1,032,951
Japan 26.1%		323,272,225
ADEKA Corp.	49,500	673,024
Aisin Seiki Company, Ltd.	49,300	2,019,072
Alpine Electronics, Inc.	17,200	194,983
Amano Corp.	1,300	21,830
AOKI Holdings, Inc.	44,600	473,656
Aoyama Trading Company, Ltd.	34,700	1,232,809
Arcland Sakamoto Company, Ltd.	20,200	217,770
Asahi Glass Company, Ltd.	62,000	373,331
Asahi Holdings, Inc.	8,500	119,155
Asahi Kasei Corp.	255,000	1,697,943
Asatsu-DK, Inc.	7,500	186,528
Autobacs Seven Company, Ltd.	29,800	452,955
Bridgestone Corp.	98,000	3,354,076
Calsonic Kansei Corp.	179,000	1,381,946
Canon, Inc.	245,500	7,086,351
Cawachi, Ltd.	6,100	132,143
Central Glass Company, Ltd.	138,000	676,909
Central Japan Railway Company	59,700	10,504,415
Century Tokyo Leasing Corp.	15,700	542,464
Chiyoda Integre Company, Ltd.	11,200	213,017
Coca-Cola West Company, Ltd.	32,700	905,800
Concordia Financial Group, Ltd. (I)	18,100	84,391
Cosmo Energy Holdings Company, Ltd.	29,500	408,997
Credit Saison Company, Ltd.	10,900	206,302
Daicel Corp.	44,300	549,393
Daihatsu Motor Company, Ltd.	32,100	435,686
Daiichi Sankyo Company, Ltd.	47,700	1,102,187
Daiichikosho Company, Ltd.	12,900	490,479
Daito Trust Construction Company, Ltd.	15,000	2,173,338
Daiwa House Industry Company, Ltd.	41,200	1,188,071
Daiwabo Holdings Company, Ltd.	172,000	355,572
DCM Holdings Company, Ltd.	118,900	866,067
DeNA Company, Ltd.	69,461	1,387,572
Denka Company, Ltd.	300,000	1,307,097
Descente, Ltd.	17,200	213,257
Doutor Nichires Holdings Company, Ltd.	27,900	465,542
DTS Corp.	6,300	134,057
Exedy Corp.	8,800	202,194
Fuji Heavy Industries, Ltd.	100,216	3,711,658
Fuji Oil Holdings, Inc.	32,100	554,988
FUJIFILM Holdings Corp.	269,400	10,858,852
Fukuoka Financial Group, Inc.	41,000	148,431

6SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Japan (continued)
Fuyo General Lease Company, Ltd.	8,300	$351,976
Geo Holdings Corp.	29,800	408,203
Gree, Inc.	38,100	219,080
Gunze, Ltd.	35,000	102,071
Hanwa Company, Ltd.	250,000	1,300,684
Haseko Corp.	198,800	2,168,853
Heiwado Company, Ltd.	2,400	50,756
Hitachi Capital Corp.	10,400	231,431
Hitachi Chemical Company, Ltd.	39,000	724,156
Honda Motor Company, Ltd.	17,203	482,744
Horiba, Ltd.	7,600	322,626
Hoya Corp.	33,000	1,155,110
Idemitsu Kosan Company, Ltd.	53,000	1,053,508
Information Services International-Dentsu, Ltd.	3,800	66,949
Inpex Corp.	102,900	838,666
Isuzu Motors, Ltd.	67,600	808,219
ITOCHU Corp.	1,409,000	17,549,708
Itochu Enex Company, Ltd.	35,500	294,912
Jafco Company, Ltd.	5,800	172,082
Japan Airlines Company, Ltd.	253,800	8,662,722
Japan Tobacco, Inc.	19,900	784,769
K's Holdings Corp.	104,400	1,647,316
Kaneka Corp.	157,000	1,239,514
Kanematsu Corp.	420,000	670,347
Kawasaki Kisen Kaisha, Ltd. (L)	399,000	862,239
KDDI Corp.	1,172,800	34,023,731
Keihin Corp.	37,800	616,066
Kobe Steel, Ltd.	633,000	566,086
Kohnan Shoji Company, Ltd.	9,700	167,384
Koito Manufacturing Company, Ltd.	1,600	74,919
Kokuyo Company, Ltd.	55,700	724,710
Konica Minolta, Inc.	66,800	572,098
Kuraray Company, Ltd.	94,800	1,250,875
Kuroda Electric Company, Ltd.	14,900	252,908
Leopalace21 Corp.	12,700	79,563
Marubeni Corp.	671,524	3,206,830
Medipal Holdings Corp.	109,135	1,882,536
Mitsubishi Chemical Holdings Corp.	355,949	1,798,890
Mitsubishi Electric Corp.	350,000	4,189,405
Mitsubishi UFJ Financial Group, Inc.	4,526,200	22,361,791
Mitsubishi UFJ Lease & Finance Company, Ltd.	72,000	307,583
Mitsui & Company, Ltd.	636,100	7,619,488
Mitsui Engineering & Shipbuilding Company, Ltd.	330,000	525,917
Mizuho Financial Group, Inc.	3,575,500	5,590,702
Namura Shipbuilding Company, Ltd.	12,900	81,628
NHK Spring Company, Ltd.	58,800	501,894
Nichiha Corp.	26,700	367,545
Nifco, Inc.	3,700	189,306
Nippo Corp.	46,000	827,931
Nippon Electric Glass Company, Ltd.	53,000	253,649
Nippon Light Metal Holdings Company, Ltd.	117,300	230,560
Nippon Paper Industries Company, Ltd.	90,700	1,578,048

SEE NOTES TO FUND'S INVESTMENTS7

International Core Fund

	Shares	Value
Japan (continued)
Nippon Steel & Sumikin Bussan Corp.	142,000	$499,581
Nippon Telegraph & Telephone Corp.	624,800	27,344,474
Nippon Television Holdings, Inc.	8,450	148,292
Nippon Yusen KK	74,000	139,260
Nipro Corp.	29,300	328,551
Nissan Motor Company, Ltd.	422,367	4,242,125
Nissin Electric Company, Ltd.	9,400	112,772
Nitori Holdings Company, Ltd.	24,800	2,504,702
NOK Corp.	28,600	508,141
Nomura Holdings, Inc.	106,800	458,324
Nomura Real Estate Holdings, Inc.	16,500	294,436
NTT DOCOMO, Inc.	328,643	8,210,683
Onward Holdings Company, Ltd.	45,000	308,503
Open House Company, Ltd.	6,100	161,711
Orient Corp. (I)	149,400	313,082
ORIX Corp.	132,800	1,831,065
Osaka Gas Company, Ltd.	40,000	149,360
Otsuka Holdings Company, Ltd.	243,900	9,912,137
PanaHome Corp.	44,000	347,608
Pola Orbis Holdings, Inc.	600	51,658
Press Kogyo Company, Ltd.	83,500	314,364
Resona Holdings, Inc.	370,800	1,399,505
Ricoh Company, Ltd.	126,300	1,094,133
Ryohin Keikaku Company, Ltd.	5,400	1,236,221
San-A Company, Ltd.	5,600	260,934
Sanshin Electronics Company, Ltd.	26,700	211,466
Sanyo Shokai, Ltd.	116,000	256,018
Seiko Epson Corp.	35,600	634,601
Sekisui Chemical Company, Ltd.	186,300	2,414,112
Sekisui House, Ltd.	228,200	4,057,545
Showa Denko KK	306,000	312,856
Sojitz Corp.	1,885,600	4,185,733
Sumitomo Chemical Company, Ltd.	57,000	259,127
Sumitomo Corp.	258,700	2,637,120
Sumitomo Forestry Company, Ltd.	87,500	1,185,263
Sumitomo Heavy Industries, Ltd.	112,000	539,767
Sumitomo Metal Mining Company, Ltd.	77,000	788,877
Sumitomo Mitsui Financial Group, Inc.	881,600	28,483,997
Sumitomo Mitsui Trust Holdings, Inc.	147,000	507,115
Sumitomo Osaka Cement Company, Ltd.	185,000	749,947
Sumitomo Rubber Industries, Ltd.	97,600	1,424,447
Sumitomo Seika Chemicals Company, Ltd.	47,000	241,151
Sundrug Co., Ltd.	7,900	649,369
Suzuken Company, Ltd.	9,600	307,926
T-Gaia Corp.	24,100	344,192
Takashimaya Company, Ltd.	37,000	260,204
The Chiba Bank, Ltd.	37,000	192,763
The Hyakugo Bank, Ltd.	46,000	169,479
The Joyo Bank, Ltd.	29,000	106,540
The Nippon Signal Company, Ltd.	13,800	120,975
The Nishi-Nippon City Bank, Ltd.	124,000	233,348
The Yokohama Rubber Company, Ltd.	59,700	909,429

8SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Japan (continued)
Toei Company, Ltd.	19,000	$169,869
Toho Holdings Company, Ltd.	59,900	1,463,742
Tokai Rika Company, Ltd.	38,900	683,526
Token Corp.	4,400	341,925
Tokyo Electric Power Company, Inc. (I)	207,900	972,182
Tokyo Seimitsu Company, Ltd.	11,000	253,453
Toppan Printing Company, Ltd.	27,000	242,577
Topre Corp.	10,500	233,759
Tosoh Corp.	428,000	2,091,900
Toyoda Gosei Company, Ltd.	11,500	223,986
Toyota Boshoku Corp.	8,300	164,482
Toyota Tsusho Corp.	149,700	3,510,861
TPR Company, Ltd.	14,500	366,437
TS Tech Company, Ltd.	48,700	1,244,504
Ube Industries, Ltd.	232,000	432,262
UKC Holdings Corp.	13,900	237,828
UNY Group Holdings Company, Ltd.	98,600	714,853
Valor Holdings Company, Ltd.	44,900	1,211,257
Wacoal Holdings Corp.	35,000	367,547
West Japan Railway Company	23,600	1,466,729
Yamaguchi Financial Group, Inc.	59,000	572,946
Yamazen Corp.	32,400	270,364
Yuasa Trading Company, Ltd.	16,300	365,255
Luxembourg 0.0%		415,367
APERAM SA	10,421	415,367
Malta 0.0%		166,092
BGP Holdings PLC (I)	2,714,128	166,092
Netherlands 2.5%		30,509,583
Aalberts Industries NV	11,105	392,074
AVG Technologies NV (I)	19,600	376,712
Boskalis Westminster NV	8,445	306,086
Corbion NV	24,289	604,243
Heineken Holding NV	28,660	2,352,009
Heineken NV	41,909	3,893,591
Koninklijke Ahold NV	331,906	7,358,274
PostNL NV (I)	609,570	2,685,223
Randstad Holding NV	17,820	962,744
Royal Dutch Shell PLC, A Shares (L)	133,452	3,203,962
TomTom NV (I)	81,880	726,600
Wolters Kluwer NV	191,798	7,648,065
New Zealand 0.1%		1,625,492
Air New Zealand, Ltd.	356,085	541,383
Chorus, Ltd.	42,037	113,700
Nuplex Industries, Ltd.	76,313	276,070
SKY Network Television, Ltd.	228,283	694,339
Norway 1.6%		19,830,904
DNB ASA	47,692	610,086
Ocean Yield ASA	5,269	33,462
Orkla ASA	353,062	3,194,745
Salmar ASA	8,048	241,182

SEE NOTES TO FUND'S INVESTMENTS9

International Core Fund

	Shares	Value
Norway (continued)
Statoil ASA (L)	470,696	$7,440,901
Storebrand ASA (I)	205,724	893,674
Telenor ASA	220,562	3,665,637
Yara International ASA	104,311	3,751,217
Portugal 0.1%		1,785,593
CTT-Correios de Portugal SA	183,855	1,654,244
The Navigator Company SA	40,491	131,349
Singapore 0.7%		8,216,850
Ascendas Real Estate Investment Trust	448,700	745,960
BW LPG, Ltd. (L)(S)	102,330	512,470
CapitaLand Commercial Trust	547,300	552,252
CapitaLand Mall Trust	726,500	1,071,338
CapitaLand Retail China Trust	175,900	191,520
CDL Hospitality Trusts	215,900	217,914
DBS Group Holdings, Ltd.	201,100	2,262,919
Golden Agri-Resources, Ltd.	2,966,100	839,342
Mapletree Greater China Commercial Trust	833,200	592,896
Mapletree Industrial Trust	350,000	409,353
SATS, Ltd.	52,900	159,825
Starhill Global REIT	371,000	208,881
UOL Group, Ltd.	63,500	261,827
Venture Corp., Ltd.	31,500	190,353
South Africa 0.0%		83,544
Mondi PLC	4,297	83,544
Spain 1.7%		20,746,618
Ebro Foods SA	42,713	1,000,834
Endesa SA	477,361	9,814,974
Iberdrola SA	752,500	5,104,023
Repsol SA	375,704	4,824,720
Viscofan SA	37	2,067
Sweden 1.4%		17,022,050
Axfood AB	52,331	963,858
Bilia AB, A Shares	23,717	560,368
Castellum AB (L)	32,494	442,604
Fabege AB	22,285	361,150
Fastighets AB Balder, B Shares (I)	32,561	841,356
Hufvudstaden AB, A Shares	17,685	273,635
Industrivarden AB, C Shares	8,348	141,197
Indutrade AB	4,446	89,177
Intrum Justitia AB (L)	18,172	636,369
Investor AB, B Shares	48,078	1,673,219
NCC AB, B Shares	44,876	1,652,349
Sandvik AB (L)	237,575	2,322,755
Securitas AB, B Shares	49,807	785,385
Skanska AB, B Shares	32,246	708,196
Svenska Cellulosa AB, B Shares	16,430	526,498
Swedish Match AB	8,270	282,349
Telefonaktiebolaget LM Ericsson, B Shares	523,118	4,038,100
Wihlborgs Fastigheter AB	35,594	723,485

10SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Switzerland 5.1%		$62,578,042
Actelion, Ltd. (I)	2,669	438,213
Adecco SA	44,583	2,703,146
Ascom Holding AG	20,791	339,999
Autoneum Holding AG	2,002	485,976
Baloise Holding AG	8,954	1,106,258
Banque Cantonale Vaudoise	253	175,205
Bucher Industries AG	161	37,152
Cembra Money Bank AG (I)	6,268	422,695
dorma+kaba Holding AG	1,280	841,317
Emmi AG (I)	124	73,569
EMS-Chemie Holding AG	2,885	1,429,953
Flughafen Zuerich AG	2,177	381,819
Forbo Holding AG (I)	388	479,812
Georg Fischer AG	929	741,901
Givaudan SA	495	948,911
Helvetia Holding AG	902	486,090
Implenia AG	671	46,097
Kudelski SA (I)	2,284	45,493
Kuehne & Nagel International AG	17,515	2,464,071
LafargeHolcim, Ltd. (I)	4,891	220,165
Logitech International SA	35,042	539,741
Roche Holding AG	18,680	4,906,415
SGS SA	133	283,975
Sika AG	200	865,417
Swiss Life Holding AG (I)	10,341	2,679,696
Swiss Re AG	312,840	28,111,986
The Swatch Group AG	8,421	2,477,276
The Swatch Group AG	5,438	315,576
UBS Group AG	83,739	1,293,699
Valora Holding AG	515	134,989
Vontobel Holding AG	11,631	517,466
Zurich Insurance Group AG (I)	27,204	6,583,964
United Kingdom 16.0%		198,551,961
3i Group PLC	5,384	43,735
AstraZeneca PLC	550,215	32,111,545
AstraZeneca PLC, ADR	14,500	430,650
Beazley PLC	168,073	885,647
Bellway PLC	29,500	1,166,503
Berkeley Group Holdings PLC	120,303	5,697,000
Bovis Homes Group PLC	47,450	693,555
BP PLC	1,897,361	9,785,536
British American Tobacco PLC	376,437	22,899,554
British American Tobacco PLC, ADR	8,900	1,082,685
BT Group PLC	829,773	5,307,097
Carillion PLC (L)	301,911	1,213,500
Centrica PLC	2,520,011	7,429,798
Compass Group PLC	195,572	3,641,318
Crest Nicholson Holdings PLC	180,835	1,538,282
EnQuest PLC (I)(L)	634,284	301,805
Galliford Try PLC	17,594	353,272
GlaxoSmithKline PLC	560,929	11,722,778
Henderson Group PLC	486,137	1,885,554

SEE NOTES TO FUND'S INVESTMENTS11

International Core Fund

				Shares	Value
United Kingdom (continued)
	Home Retail Group PLC			847,514	$2,026,572
	Hunting PLC			48,535	216,596
	IG Group Holdings PLC			168,934	1,954,813
	Imperial Brands PLC			193,529	10,525,009
	Inchcape PLC			291,435	2,871,066
	Indivior PLC			163,903	407,881
	Intermediate Capital Group PLC			158,750	1,535,766
	International Consolidated Airlines Group SA			386,174	3,019,366
	J Sainsbury PLC			382,572	1,487,372
	Jupiter Fund Management PLC			91,413	585,130
	Kingfisher PLC			1,175,850	6,241,353
	Lookers PLC			154,875	336,029
	Marks & Spencer Group PLC			115,944	637,560
	National Express Group PLC			26,987	132,243
	Persimmon PLC			294,002	8,944,181
	Reckitt Benckiser Group PLC			129,520	12,894,940
	Royal Mail PLC			595,861	4,664,595
	Savills PLC			11,802	132,724
	The Sage Group PLC			458,404	4,065,011
	Unilever NV			186,330	8,366,124
	WH Smith PLC			94,189	2,386,693
	WM Morrison Supermarkets PLC			856,029	2,454,313
	WPP PLC			627,737	14,476,810
Preferred securities 0.5%					$6,830,141
(Cost $9,976,657)
Germany 0.5%					6,830,141
	Jungheinrich AG (I)			8,741	833,229
	Porsche Automobil Holding SE (I)			108,805	5,996,912
Rights 0.0%					$71,678
(Cost $0)
	Castellum AB (Expiration Date: 6-10-16; Strike Price: SEK 77.00) (I)(L)			32,494	71,678
	Yield (%)			Shares	Value
Securities lending collateral 5.3%					$65,133,115
(Cost $65,132,314)
John Hancock Collateral Trust (W)	0.5434(Y)			6,508,495	65,133,115
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 2.5%					$30,766,570
(Cost $30,776,761)
U.S. Government 2.0%					24,951,350
U.S. Treasury Bill	0.601		11-03-16	25,000,000	24,951,350
	Yield (%)			Shares	Value
Money market funds 0.5%					$5,815,220
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.1700(Y)			5,815,220	5,815,220
Total investments (Cost $1,314,361,207)† 104.3%					$1,291,462,528
Other assets and liabilities, net (4.3%)					($53,740,087)
Total net assets 100.0%					$1,237,722,441

12SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
SEK	Swedish Krona
Key to Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $61,743,746.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,361,357,027. Net unrealized depreciation aggregated to $69,894,499, of which $59,504,055 related to appreciated investment securities and $129,398,554 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-16:

Financials	24.0
Consumer discretionary	16.6
Industrials	11.1
Telecommunication services	8.7
Consumer staples	8.6
Energy	7.7
Health care	7.2
Materials	5.6
Information technology	3.8
Utilities	3.2
Short-term investments and other	3.5
TOTAL	100.0

SEE NOTES TO FUND'S INVESTMENTS13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$52,614,316	—	$52,614,316	—
Austria	6,594,019	—	6,594,019	—
Belgium	13,741,061	—	13,741,061	—
Canada	35,513,957	$35,513,957	—	—
China	1,843,706	—	1,843,706	—
Denmark	13,757,384	—	13,757,384	—
Faroe Islands	1,571,428	—	1,571,428	—
Finland	13,507,572	—	13,507,572	—
France	116,854,562	494,904	116,359,658	—
Germany	133,340,983	—	133,340,983	—
Hong Kong	52,859,802	—	52,859,802	—
Ireland	1,328,345	942,537	385,808	—
Isle of Man	1,347,528	—	1,347,528	—
Israel	22,534,189	6,623,361	15,910,828	—
Italy	36,447,851	—	36,447,851	—
Japan	323,272,225	—	323,272,225	—
Luxembourg	415,367	—	415,367	—

       14

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Malta	166,092	—	—	$166,092
Netherlands	30,509,583	376,712	30,132,871	—
New Zealand	1,625,492	—	1,625,492	—
Norway	19,830,904	—	19,830,904	—
Portugal	1,785,593	—	1,785,593	—
Singapore	8,216,850	—	8,216,850	—
South Africa	83,544	—	83,544	—
Spain	20,746,618	—	20,746,618	—
Sweden	17,022,050	—	17,022,050	—
Switzerland	62,578,042	—	62,578,042	—
United Kingdom	198,551,961	1,513,335	197,038,626	—
Preferred securities	6,830,141	—	6,830,141	—
Rights	71,678	71,678	—	—
Securities lending collateral	65,133,115	65,133,115	—	—
Short-term investments	30,766,570	5,815,220	24,951,350	—
Total investments in securities	$1,291,462,528	$116,484,819	$1,174,811,617	$166,092

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       15

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	66Q1	05/16
This report is for the information of the shareholders of John Hancock International Core Fund.		7/16

John Hancock

International Growth Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsInternational Growth Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 98.0%		$2,479,531,969
(Cost $2,341,142,060)
Australia 1.9%		47,898,622
Amcor, Ltd.	4,076,960	47,898,622
Belgium 3.6%		90,459,721
Anheuser-Busch InBev SA	506,843	64,062,567
UCB SA	365,417	26,397,154
Brazil 1.0%		26,561,676
BM&FBovespa SA (I)	6,029,100	26,561,676
China 7.6%		192,768,298
AAC Technologies Holdings, Inc.	3,785,500	30,644,603
Alibaba Group Holding, Ltd., ADR (I)(L)	548,080	44,942,560
New Oriental Education & Technology Group, Inc., ADR	1,063,083	44,915,257
Tencent Holdings, Ltd.	3,242,970	72,265,878
Denmark 6.0%		151,581,685
DSV A/S	851,469	38,839,910
Novo Nordisk A/S, B Shares	1,195,461	66,902,269
Pandora A/S	308,419	45,839,506
Finland 1.1%		28,956,759
Sampo OYJ, A Shares	650,422	28,956,759
Germany 2.6%		66,357,227
ProSiebenSat.1 Media SE	780,701	39,277,017
United Internet AG	574,099	27,080,210
Hong Kong 3.1%		77,735,314
AIA Group, Ltd.	8,755,050	51,410,582
Guangdong Investment, Ltd.	18,669,897	26,324,732
India 3.9%		98,469,575
Bharti Infratel, Ltd.	5,694,654	31,615,795
HDFC Bank, Ltd.	1,217,694	25,324,874
HDFC Bank, Ltd., ADR	200,495	12,903,858
Maruti Suzuki India, Ltd.	463,663	28,625,048
Indonesia 2.5%		63,969,131
Bank Central Asia Tbk PT	32,736,365	31,118,107
Telekomunikasi Indonesia Persero Tbk PT	120,835,170	32,851,024
Ireland 2.7%		68,940,813
ICON PLC (I)	480,135	33,820,709
Medtronic PLC	436,383	35,120,104
Japan 11.6%		292,359,770
Astellas Pharma, Inc.	3,018,190	41,011,254
Daito Trust Construction Company, Ltd.	179,200	25,964,150
Fuji Heavy Industries, Ltd.	1,009,700	37,395,840
Hoya Corp.	929,419	32,532,756
Japan Tobacco, Inc.	1,065,306	42,010,993
NTT DOCOMO, Inc.	1,550,700	38,742,057
Ono Pharmaceutical Company, Ltd.	1,010,600	44,641,243
Recruit Holdings Company, Ltd.	888,000	30,061,477

2SEE NOTES TO FUND'S INVESTMENTS

International Growth Fund

			Shares	Value
Macau 1.3%				$31,777,370
	Sands China, Ltd.		8,303,010	31,777,370
Netherlands 2.9%				72,289,834
	ASML Holding NV		406,636	40,561,190
	Heineken NV		341,514	31,728,644
Singapore 1.4%				35,365,574
	Broadcom, Ltd.		229,111	35,365,574
South Korea 2.8%				71,201,996
	LG Household & Health Care, Ltd.		46,105	40,794,131
	NAVER Corp.		50,415	30,407,865
Switzerland 3.7%				93,641,577
	Actelion, Ltd. (I)		294,812	48,404,025
	Partners Group Holding AG		107,282	45,237,552
Taiwan 5.2%				130,424,435
	Catcher Technology Company, Ltd.		3,661,000	27,748,231
	Largan Precision Company, Ltd.		369,400	30,733,143
	Taiwan Semiconductor Manufacturing Company, Ltd.		15,036,000	71,943,061
United Kingdom 29.4%				744,545,949
	Admiral Group PLC		1,216,306	34,599,651
	Aon PLC		346,490	37,860,962
	ARM Holdings PLC		2,610,969	37,399,142
	BAE Systems PLC		4,773,957	33,390,063
	Booker Group PLC		9,870,448	26,029,983
	British American Tobacco PLC		1,164,194	70,820,676
	Compass Group PLC		2,683,781	49,968,809
	Diageo PLC		1,662,600	45,115,051
	IG Group Holdings PLC		3,085,748	35,706,605
	Imperial Brands PLC		707,853	38,496,346
	Persimmon PLC		1,179,050	35,869,270
	Reckitt Benckiser Group PLC		553,291	55,085,346
	Saga PLC		8,970,695	27,876,794
	Sky PLC		2,485,701	34,693,779
	Smith & Nephew PLC		1,970,445	33,434,102
	St. James's Place PLC		2,487,511	33,327,424
	The Sage Group PLC		3,173,560	28,142,329
	Unilever NV		1,171,305	52,591,010
	Worldpay Group PLC (I)(S)		8,523,977	34,138,607
United States 3.7%				94,226,643
	Allergan PLC (I)		124,008	29,234,886
	Amdocs, Ltd.		594,130	34,453,599
	Eaton Corp. PLC		495,508	30,538,158
	Yield (%)		Shares	Value
Securities lending collateral 1.6%				$39,711,725
(Cost $39,711,725)
John Hancock Collateral Trust (W)	0.5434(Y	)	3,968,236	39,711,725
Total investments (Cost $2,380,853,785)† 99.6%				$2,519,243,694
Other assets and liabilities, net 0.4%				$10,968,679
Total net assets 100.0%				$2,530,212,373

SEE NOTES TO FUND'S INVESTMENTS3

International Growth Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $39,351,800.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $2,383,918,138. Net unrealized appreciation aggregated to $135,325,556, of which $175,517,029 related to appreciated investment securities and $40,191,473 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-16:

Information technology	21.6
Consumer staples	18.4
Financials	16.5
Health care	15.5
Consumer discretionary	13.8
Industrials	5.2
Telecommunication services	4.1
Materials	1.9
Utilities	1.0
Short-term investments and other	2.0
TOTAL	100.0

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$47,898,622	—	$47,898,622	—
Belgium	90,459,721	—	90,459,721	—
Brazil	26,561,676	$26,561,676	—	—
China	192,768,298	89,857,817	102,910,481	—
Denmark	151,581,685	—	151,581,685	—
Finland	28,956,759	—	28,956,759	—
Germany	66,357,227	—	66,357,227	—
Hong Kong	77,735,314	—	77,735,314	—
India	98,469,575	12,903,858	85,565,717	—
Indonesia	63,969,131	—	63,969,131	—
Ireland	68,940,813	68,940,813	—	—
Japan	292,359,770	—	292,359,770	—
Macau	31,777,370	—	31,777,370	—
Netherlands	72,289,834	—	72,289,834	—
Singapore	35,365,574	35,365,574	—	—
South Korea	71,201,996	—	71,201,996	—
Switzerland	93,641,577	—	93,641,577	—
Taiwan	130,424,435	—	130,424,435	—
United Kingdom	744,545,949	37,860,962	706,684,987	—

       5

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United States	94,226,643	94,226,643	—	—
Securities lending collateral	39,711,725	39,711,725	—	—
Total investments in securities	$2,519,243,694	$405,429,068	$2,113,814,626	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	87Q1	05/16
This report is for the information of the shareholders of John Hancock International Growth Fund.		7/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 15, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 15, 2016